Real Estate Debt Investments (Details 5) (USD $)	3 Months Ended				12 Months Ended		36 Months Ended		3 Months Ended				12 Months Ended			36 Months Ended					3 Months Ended				12 Months Ended		36 Months Ended	3 Months Ended				12 Months Ended	36 Months Ended	3 Months Ended				12 Months Ended	36 Months Ended
	Mar. 31, 2014 loan	Dec. 31, 2013 loan	Mar. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2013 loan	Dec. 31, 2011 loan	Dec. 31, 2012 loan	Dec. 31, 2010	Mar. 31, 2014 First mortgage loans loan	Dec. 31, 2013 First mortgage loans loan	Mar. 31, 2013 First mortgage loans loan	Dec. 31, 2012 First mortgage loans loan	Dec. 31, 2013 First mortgage loans loan	Dec. 31, 2012 First mortgage loans loan	Dec. 31, 2011 First mortgage loans loan	Dec. 31, 2012 First mortgage loans loan	Mar. 31, 2014 First mortgage loans Non-Performing Loans	Dec. 31, 2013 First mortgage loans Non-Performing Loans loan	Dec. 31, 2013 First mortgage loans Unlikely to be Collected Financing Receivable [Member]	Dec. 31, 2012 First mortgage loans Unlikely to be Collected Financing Receivable [Member]	Mar. 31, 2014 Mezzanine loans loan	Dec. 31, 2013 Mezzanine loans loan	Mar. 31, 2013 Mezzanine loans loan	Dec. 31, 2012 Mezzanine loans loan	Dec. 31, 2013 Mezzanine loans loan	Dec. 31, 2011 Mezzanine loans loan	Dec. 31, 2012 Mezzanine loans loan	Mar. 31, 2014 Subordinate interests loan	Dec. 31, 2013 Subordinate interests loan	Mar. 31, 2013 Subordinate interests loan	Dec. 31, 2012 Subordinate interests loan	Dec. 31, 2011 Subordinate interests loan	Dec. 31, 2012 Subordinate interests loan	Mar. 31, 2014 Term loans loan	Dec. 31, 2013 Term loans loan	Mar. 31, 2013 Term loans loan	Dec. 31, 2012 Term loans loan	Dec. 31, 2011 Term loans loan	Dec. 31, 2012 Term loans loan
Average carrying value of impaired loans by type and the income recorded on such loans subsequent to their being deemed impaired
Mortgage Loans on Real Estate, Number of Loans with Recorded Investment Greater than 90 Days Past Due														1
Financing Receivable Modifications, Number of Contracts1 with No Related Allowance				5			5
Financing Receivable, Modifications, Carrying Amount with No Related Allowance				$ 41,400,000			$ 41,400,000
Number (loans)	2			2					1			1									1			1
Principal Amount	6,548,000	6,547,000		445,649,000	6,547,000		445,649,000		2,782,000	2,782,000		112,774,000	2,782,000	112,774,000		112,774,000					3,766,000	3,765,000		265,225,000	3,765,000		265,225,000				22,100,000		22,100,000				45,550,000		45,550,000
Carrying Value	1,783,000	3,668,000		264,823,000	3,668,000		264,823,000		1,783,000	1,783,000		85,887,000	1,783,000	85,887,000		85,887,000	6,200,000	6,400,000	6,400,000	13,800,000	0			157,178,000			157,178,000										21,758,000		21,758,000
Loan Loss Reserve	4,766,000	2,880,000	153,412,000	156,699,000	2,880,000	187,784,000	156,699,000	197,200,000	1,000,000	1,000,000		11,813,000	1,000,000	11,813,000		11,813,000					3,766,000	1,880,000		108,036,000	1,880,000		108,036,000				22,100,000		22,100,000				14,750,000		14,750,000
First mortgage loan acquired with deteriorated credit quality				1			1											1
Number (loans)	2	13	16	18	2	21	18		1	5	5	6	1		6	6					1	7	8	9	1	9	9	0	1	2	2	4	2	0	0	1	1	2	1
Average Carrying Value	2,726,000	187,170,000	402,635,000	291,428,000		263,737,000			1,783,000	67,531,000	91,390,000	97,580,000			65,818,000						943,000	100,109,000	252,637,000	163,916,000		162,585,000				22,100,000	6,015,000	8,180,000		0	19,530,000	36,508,000	23,917,000	27,154,000
Quarter Ended Income	2,000	1,469,000	1,302,000	11,972,000		13,878,000			0	1,050,000	267,000	1,191,000			428,000						2,000	416,000	140,000	6,922,000		8,812,000		0	3,000	1,000	0	522,000		0	0	894,000	3,859,000	4,116,000
Impaired Financing Receivable, Recorded Investment		3,668,000			3,668,000					1,783,000			1,783,000									1,885,000			1,885,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due												$ 12,500,000		$ 12,500,000		$ 12,500,000